Related parties	12 Months Ended
Dec. 31, 2024
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory
Note
30

Related parties

Related parties of the Group are:

–
associates (entities that are under the significant influence of the Group);

–
joint ventures (entities in which UBS shares control with another party);

–
post-employment benefit plans for the benefit of UBS employees;

–
key management personnel and close family members of

key management personnel; and

–
entities over which key management personnel or their

close family members have solely or jointly a direct

or indirect
significant influence.

Key management personnel are those persons having authority and responsibility for planning,

directing, and controlling
the activities

of the

Group, directly

or indirectly.

The Group

considers the

members of

the Board

of Directors

(the BoD)
and the Group Executive Board (the GEB) to constitute

key management personnel.
a) Remuneration of key management personnel
The

Vice Chairman

of the

BoD

has a

specific

management

employment

contract

and receives

pension

benefits

upon
retirement. Total

remuneration of the

Chairman and the

Vice Chairman of the

BoD and all GEB

members is included

in
the table below.

Remuneration of key management

personnel
USD m, except where indicated 31.12.24 31.12.23 31.12.22
Base salaries and other cash payments
1
33 35 27
Incentive awards – cash
2
30 24 17
Annual incentive award under DCCP 39 36 25
Employer’s contributions to retirement benefit plans 3 3 2
Benefits in kind, fringe benefits (at market value) 2 1 1
Share-based compensation
3
65 63 45
Total 172 162 118
Total (CHF m)
4
151 147 114
1 For 2023 and 2022, may include role-based allowances in line with market practice and regulatory requirements. For 2024, role-based allowances for GEB

members were eliminated.

2 The cash portion may also
include blocked shares in line with regulatory

requirements.

3 Compensation expense is based on the share price

on grant date taking into account performance

conditions. Refer to Note 27 for more

information.
For GEB members, share-based

compensation for 2024, 2023 and

2022 was entirely composed of LTIP

awards. For the

Chairman and the Vice Chairman

of the BoD, the share-based

compensation for 2024, 2023
and 2022 was entirely composed of UBS

shares.

4 Swiss franc amounts disclosed represent the

respective US dollar amounts translated at the

applicable performance award currency exchange rates

(2024: USD /
CHF 0.88 ; 2023: USD / CHF 0.91 ; 2022: USD / CHF 0.96 ).
The independent members of the BoD, including the Chairman, do not have employment or service contracts with UBS,
and thus are not entitled to benefits upon

termination of their service on the BoD.

Payments to these individuals for their
services as independent

members of the

BoD amounted

to USD
13.1 m (CHF 11.5
m) in 2024,

USD
11.7 m (CHF 10.6 m)
in 2023 and USD 11.1 m (CHF 10.7 m) in 2022.
b) Equity holdings of key management personnel

Equity holdings of key management personnel
1
31.12.24 31.12.23
Number of UBS Group AG shares held by members of the

BoD, GEB and parties closely linked to them
2
5,593,474 5,121,564
1 No options were held in 2024 and 2023 by non-independent members of the BoD or any GEB member or any of their related parties.

2 Excludes shares granted under variable compensation plans with forfeiture
provisions.

Of the

share totals

above, no

shares were

held by

close family

members of

key management

personnel on

31 December
2024

and 31 December

2023. No

shares were

held by

entities

that are

directly

or indirectly

controlled

or jointly

controlled

by
key management

personnel or

their close

family members

on 31 December

2024

and 31 December

2023.

As of

31 December
2024, no member of the

BoD or GEB was the beneficial

owner of more than 1% of the

shares in UBS Group AG.
c) Loans, advances, mortgages and deposit balances

with key management personnel
The non-independent member

s

of the BoD

and GEB members

are granted

loans, fixed advances

and mortgages in

the
ordinary

course

of

business

on

substantially

the

same

terms

and

conditions

that

are

available

to

other

employees,
including interest rates and

collateral, and neither

involve more than the

normal risk of

collectability nor contain

any other
unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.
Outstanding balances with key management personnel were

as follows.

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2024 2023
Balance at the beginning of the year 61 33
Balance at the end of the year 51 61
Balance at the end of the year (CHF m)
2
46 52
1 All loans are secured loans.

2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.
In addition,

outstanding deposit

balances with

key management

personnel amounted

to USD
139 m (CHF 126
m) as

of
31 December 2024 and USD 24 m (CHF 21 m) as of 31 December 2023.

d) Other related-party transactions with entities controlled by key management personnel
In 2024

and 2023, UBS did not enter

into transactions

with entities over

whom UBS’s key management

personnel or their
close

family

members

have

solely

or

jointly

a

direct

or

indirect

significant

influence,

and

as

of

31 December

2024,
31 December

2023

and 31 December

2022 there were

no outstanding

balances related

to such

transactions.

Furthermore,
in 2024

and 2023,

such entities

did not sell

any goods

or provide

any services

to UBS and

therefore did

not receive

any fees
from UBS. UBS

also did not provide

services to

such entities

in 2024 and 2023

and therefore also

received no fees.
e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates

and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 271 217
Additions 866 824
Reductions (440) (796)
Foreign currency translation (34) 26
Carrying amount at the end of the year

663 271
of which: unsecured loans and receivables 656 263

Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.24 31.12.23
Payments to associates and joint ventures for goods and services received
228 190
Fees received for services provided to associates and joint ventures 39 24
Liabilities to associates and joint ventures 312 106
In addition to the items in the table above, transactions with associates and joint ventures also include off-balance sheet
exposures of USD 1.1 bn, which are provided on an arm’s length basis.
›
Refer to Note 28 for an overview of investments

in associates and joint ventures